Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2011
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	MAGNEGAS CORP
Entity Central Index Key	0001353487
Document Type	S-1